Taxation - Reconciliation of Effective Tax Rate (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Profit (loss) before tax	€ 253.6	€ 321.0	€ 236.7
Tax charge at the standard UK corporation tax rate 23.5% (2022: 19.0%; 2021: 19.0%)	(59.6)	(61.0)	(45.0)
Difference in tax rates	(3.5)	(16.3)	22.7
Non tax deductible interest	0.8	(0.2)	0.1
Other income and expenses not taxable or deductible	(11.7)	(3.1)	2.5
Unrecognized tax assets	5.7	(2.5)	(1.5)
Provisions for uncertainties	12.8	8.8	(52.5)
Impact of change in tax rates	(0.9)	(2.7)	(55.1)
Change in tax base of assets due to step-up	0.0	0.0	(72.5)
Prior period adjustment	(4.5)	5.8	0.6
Total tax expense	€ (60.9)	€ (71.2)	€ (55.7)
Standard tax rate	23.50%	19.00%	19.00%
Current tax payable	€ 189.5	€ 183.0
Deferred tax assets	106.9	100.4
Provisions for tax uncertainties	€ 125.7	€ 152.9
Effective tax rate	24.00%	22.20%